UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007


USAA EAGLE LOGO(R)




                        USAA GROWTH and TAX STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007




                                                                      (Form N-Q)

48472-0407                                   (C)2007, USAA. All rights reserved.
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                                                                           MARKET
    AMOUNT                                                COUPON                                      VALUE
     (000)     SECURITY                                     RATE           MATURITY                   (000)
 ----------------------------------------------------------------------------------------------------------

               TAX-EXEMPT SECURITIES (53.4%)

               TAX-EXEMPT BONDS (51.7%)
               ARIZONA (1.2%)
  $  2,250     Univ. Medical Center Corp. Hospital RB,
                  Series 2005                               5.00%         7/01/2035          $      2,321
                                                                                          ---------------
               ARKANSAS (1.4%)
     2,500     Conway Health Facilities Board Hospital
                     RB, Series 1999A                       6.40          8/01/2029                 2,667
                                                                                          ---------------
               CALIFORNIA (0.7%)
     4,435     West Contra Costa USD GO, Series D (INS)     5.05 (a)      8/01/2034                 1,341
                                                                                          ---------------
               COLORADO (0.3%)
       500     Univ. of Colorado Hospital Auth. RB,
                  Series 2006A                              5.00         11/15/2037                   517
                                                                                          ---------------
               CONNECTICUT (3.1%)
     6,000     Mashantucket (Western) Pequot Tribe RB,
                  Series 1997B (b)                          5.75          9/01/2027                 6,149
                                                                                          ---------------
               GEORGIA (2.4%)
     4,500     Atlanta Airport RB, Series 2000A
                  (INS)(PRE)(c)                             5.60          1/01/2030                 4,781
                                                                                          ---------------
               HAWAII (0.6%)
     1,000     State GO, Series 2003DA (INS)                5.25          9/01/2019                 1,084
                                                                                          ---------------
               INDIANA (0.8%)
               Health and Educational Facility Auth. RB,
       550        Series 2006A                              5.25         2/15/2036                    585
     1,000        Series 2006A                              5.00         2/15/2039                  1,036
                                                                                          ---------------
                                                                                                    1,621
                                                                                          ---------------
               LOUISIANA (0.6%)
     1,075     Local Government Environmental Facilities
                  and Community Development Auth. RB,
                  Series 2000 (INS)                         6.55          9/01/2025                 1,204
                                                                                          ---------------
               MAINE (1.6%)
     3,000     Health and Higher Educational Facilities
                  Auth. RB, Series 2000C (INS)              5.75          7/01/2030                 3,210
                                                                                          ---------------
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                COUPON                                    VALUE
     (000)     SECURITY                                     RATE        MATURITY                    (000)
 --------------------------------------------------------------------------------------------------------
               MASSACHUSETTS (1.8%)
               Water Pollution Abatement Trust RB,
  $  2,455          Series 11                               4.50%      8/01/2035            $       2,482
     1,000          Series 12                               4.38       8/01/2036                    1,002
                                                                                          ---------------
                                                                                                    3,484
                                                                                          ---------------
               MICHIGAN (5.9%)
     4,000     Detroit Sewage Disposal RB, Series 1999A
                  (INS)(PRE)(c)                             5.75       7/01/2026                    4,263
               Hospital Finance Auth. RB,
     4,000        Series 1996                               6.25      10/01/2027                    4,085
     3,000        Series 2005 (INS)                         5.00      11/15/2026                    3,188
                                                                                          ---------------
                                                                                                   11,536
                                                                                          ---------------
               MISSOURI (0.8%)
     1,500     Health and Educational Facility Auth. RB,
                  Series 2005A                              5.38       2/01/2035                    1,588
                                                                                          ---------------
               MONTANA (0.5%)
               Facility Finance Auth. RB,
       560        Series 2002 (Providence Services)
                     (INS) (PRE)                            4.75      12/01/2021                      590
       440        Series 2002 (Providence Services)
                     (INS)                                  4.75      12/01/2021                      457
                                                                                          ---------------
                                                                                                    1,047
                                                                                          ---------------
               NEW JERSEY (0.5%)
     1,000     Middlesex County Improvement Auth. RB,
                  Series 2004A                              5.00       8/15/2023                    1,053
                                                                                          ---------------
               NEW MEXICO (0.5%)
     1,000     Farmington PCRB, Series 2003B                4.88       4/01/2033                    1,040
                                                                                          ---------------
               NEW YORK (8.8%)
               Dormitory Auth. RB,
     1,000        Mortgage Hospital Kaleida Health
                       (INS)                                4.70       2/15/2035                    1,023
       970         Mortgage Hospital Special Surgery
                        (INS)                               4.50       8/15/2025                      991
     1,000     Environmental Facilities Corp. RB, Series
                     2004E                                  5.00       6/15/2025                    1,069
               MTA RB,
     4,000        Series 2000A  (PRE)                       6.00       4/01/2030                    4,284
     3,000        Series 2005F                              5.00      11/15/2030                    3,193
               New York City GO,
     2,395        Series 2000A  (PRE)                       6.00       5/15/2020                    2,592
       295         Series 2000A                             6.00       5/15/2020                      316
     1,500     New York City Housing Development Corp.
                  RB, Series 2005A (Capital Funding
                  Project) (INS)                            5.00       7/01/2025                    1,613
     8,455     Oneida County IDA RB, Series A (INS)(d)      4.65 (a)   7/01/2035                    2,325
                                                                                          ---------------
                                                                                                   17,406
                                                                                          ---------------
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                 COUPON                                   VALUE
     (000)     SECURITY                                      RATE          MATURITY                 (000)
 --------------------------------------------------------------------------------------------------------
               NORTH CAROLINA (0.8%)
$    1,500     Charlotte-Mecklenberg Hospital Auth. RB,
                     Series 2005A                           4.88%         1/15/2032         $       1,547
                                                                                          ---------------
               RHODE ISLAND (0.1%)
       205     Housing and Mortgage Finance Corp. SFH
                     RB, Series 15-A                        6.85         10/01/2024                   205
                                                                                          ---------------
               TENNESSEE (0.3%)
     2,000     Knox County Health, Educational and
                     Housing Facilities Board RB, Series A  5.01 (a)      1/01/2035                   509
                                                                                          ---------------
                                                                                                      509
                                                                                          ---------------
               TEXAS (14.1%)
     1,000     Dallas Area Rapid Transit Senior Lien RB,
                     Series 2007 (INS)(d)                   5.00         12/01/2032                 1,073
     2,000     Hidalgo County Health Services Corp. RB (d)  5.00          8/15/2026                 2,075
     4,000     Houston Utility Systems RB, Series 2004A
                     (INS)                                  5.13          5/15/2028                 4,274
     5,675     Lewisville RB, Series 1998B (INS)            5.80          9/01/2025                 6,585
    27,940     Northwest ISD GO  (NBGA)(PRE)                6.16 (a)      8/15/2032                 5,866
     2,330     Northwest ISD GO  (NBGA)                     6.16 (a)      8/15/2032                   485
     2,000     Pflugerville GO, Series 2003A (INS)          5.00          8/01/2028                 2,113
     1,500     Public Finance Auth. RB, Series A (INS)      5.00          2/15/2036                 1,550
     3,420     San Antonio Water System RB, Series 2002A
                     (INS)(PRE)                             5.50          5/15/2018                 3,712
                                                                                          ---------------
                                                                                                   27,733
                                                                                          ---------------
               WASHINGTON (1.3%)
     1,500     Economic Development Finance Auth. RB (INS)  5.00          6/01/2038                 1,587
     1,000     Vancouver Downtown Redevelopment Auth.
                     RB, Series 2003A (INS)                 5.00          1/01/2023                 1,037
                                                                                          ---------------
                                                                                                    2,624
                                                                                          ---------------
               WISCONSIN (3.6%)
       500     Muskego Norway School District GO
                     (INS)(PRE)                             5.00          4/01/2022                   531
     6,030     Univ. of Wisconsin Hospitals and Clinics
                     Auth. RB, Series 2000 (INS)(PRE)       6.13          4/01/2021                 6,512
                                                                                          ---------------
                                                                                                    7,043
                                                                                          ---------------
               Total Tax-Exempt Bonds (cost: $95,093)                                             101,710
                                                                                          ---------------
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                COUPON                                   VALUE
     (000)     SECURITY                                     RATE        MATURITY                   (000)
--------------------------------------------------------------------------------------------------------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.7%)
               VARIABLE-RATE DEMAND NOTES (1.5%)(E)
               FLORIDA (1.4%)
  $  2,900     Jacksonville PCRB, Series 1995               3.71%      5/01/2029                 $ 2,900
                                                                                         ---------------
               ILLINOIS (0.1%)
       100     Educational Facilities Auth. RB, Series
                  2001 (LOC - Harris, N.A.)                 3.65      10/01/2031                     100
                                                                                         ---------------
                                                                                                   3,000
                                                                                         ---------------

 NUMBER OF                                                COUPON                                  MARKET
    SHARES     SECURITY                                     RATE        MATURITY             VALUE (000)
 -------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.2%)
   397,271     SSgA Tax Free Money Market Fund, 3.12% (f)                                             397
                                                                                          ---------------
               Total Tax-Exempt Money Market Instruments (cost: $3,397)                             3,397
                                                                                          ---------------
               Total Tax-exempt Securities (cost: $98,490)                                        105,107
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

               BLUE CHIP STOCKS (48.8%)

               CONSUMER DISCRETIONARY (5.3%)
               -----------------------------
               ADVERTISING (0.1%)
     4,020     Interpublic Group of Companies,  Inc.*                                                  50
     1,560     Omnicom Group, Inc.                                                                    162
                                                                                          ---------------
                                                                                                      212
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     3,490     Coach, Inc.*                                                                           165
       882     Hanesbrands, Inc.*                                                                      25
     1,060     Jones Apparel Group, Inc.                                                               35
       970     Liz Claiborne, Inc.                                                                     43
       850     VF Corp.                                                                                68
                                                                                          ---------------
                                                                                                      336
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
     4,910     Gap, Inc.                                                                               94
     3,050     Limited Brands, Inc.                                                                    84

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     4,270     TJX Companies, Inc.                                                          $         118
                                                                                          ---------------
                                                                                                      296
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.0%)
     1,000     Johnson Controls, Inc.                                                                  94
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
    17,220     Ford Motor Co.                                                                         136
     5,290     General Motors Corp.                                                                   169
                                                                                          ---------------
                                                                                                      305
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
     1,390     AutoNation, Inc.*                                                                       30
       580     AutoZone, Inc.*                                                                         73
                                                                                          ---------------
                                                                                                      103
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.6%)
     7,120     CBS Corp. "B"                                                                          216
     4,500     Clear Channel Communications, Inc.                                                     163
    28,643     Comcast Corp. "A"*                                                                     737
       800     E.W. Scripps Co. "A"                                                                    36
     2,300     Univision Communications, Inc. "A"*                                                     83
                                                                                          ---------------
                                                                                                    1,235
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
     1,730     Harrah's Entertainment, Inc.                                                           146
     3,000     International Game Technology                                                          124
                                                                                          ---------------
                                                                                                      270
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
     1,270     RadioShack Corp.                                                                        32
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
       630     Harman International Industries, Inc.                                                   63
                                                                                          ---------------
               DEPARTMENT STORES (0.4%)
       680     Dillard's, Inc. "A"                                                                     23
     4,990     Federated Department Stores, Inc.                                                      223
     2,055     J.C. Penney Co., Inc.                                                                  167
     3,120     Kohl's Corp.*                                                                          215
     2,080     Nordstrom, Inc.                                                                        110
                                                                                          ---------------
                                                                                                      738
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.0%)
     1,280     Apollo Group, Inc. "A"*                                                                 61
                                                                                          ---------------
               FOOTWEAR (0.1%)
     1,770     NIKE, Inc. "B"                                                                         185
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
     1,000     Big Lots, Inc.*                                                                         25
     2,850     Dollar General Corp.                                                                    48
     1,730     Family Dollar Stores, Inc.                                                              50
     7,830     Target Corp.                                                                           482
                                                                                          ---------------
                                                                                                      605
                                                                                          ---------------

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.5%)
    15,900     Home Depot, Inc.                                                             $         630
    11,410     Lowe's Companies, Inc.                                                                 371
     1,070     Sherwin-Williams Co.                                                                    71
                                                                                          ---------------
                                                                                                    1,072
                                                                                          ---------------
               HOMEBUILDING (0.0%)
       720     KB Home                                                                                 36
       550     Lennar Corp. "A"                                                                        27
                                                                                          ---------------
                                                                                                       63
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
     1,290     Bed Bath & Beyond, Inc.*                                                                51
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
     4,060     Carnival Corp.                                                                         188
     2,925     Hilton Hotels Corp.                                                                    103
     3,150     Marriott International, Inc. "A"                                                       151
     1,440     Starwood Hotels and Resorts, Inc.                                                       95
                                                                                          ---------------
                                                                                                      537
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
       710     Black & Decker Corp.                                                                    60
       525     Snap-On, Inc.                                                                           26
       760     Stanley Works                                                                           42
       730     Whirlpool Corp.                                                                         65
                                                                                          ---------------
                                                                                                      193
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
     1,380     Fortune Brands, Inc.                                                                   111
     2,550     Newell Rubbermaid, Inc.                                                                 78
                                                                                          ---------------
                                                                                                      189
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
     2,820     Amazon.com, Inc.*                                                                      110
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
     1,550     Hasbro, Inc.                                                                            44
     3,520     Mattel, Inc.                                                                            91
                                                                                          ---------------
                                                                                                      135
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.1%)
     2,430     Harley-Davidson, Inc.                                                                  160
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.0%)
    19,350     News Corp. "A"                                                                         436
    29,760     Time Warner, Inc.                                                                      606
     6,390     Viacom, Inc. "B"*                                                                      249
    16,875     Walt Disney Co.                                                                        578
                                                                                          ---------------
                                                                                                    1,869
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
     2,200     Eastman Kodak Co.                                                                       53
                                                                                          ---------------
               PUBLISHING (0.2%)
       320     Dow Jones & Co., Inc.                                                                   12


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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     2,140     Gannett Co., Inc.                                                            $         131
     2,990     McGraw-Hill Companies, Inc.                                                            193
       400     Meredith Corp.                                                                          23
     1,310     New York Times Co. "A"                                                                  33
     2,430     Tribune Co.                                                                             73
                                                                                          ---------------
                                                                                                      465
                                                                                          ---------------
               RESTAURANTS (0.3%)
     1,250     Darden Restaurants, Inc.                                                                51
     8,500     McDonald's Corp.                                                                       372
     2,400     Starbucks Corp.*                                                                        74
       806     Tim Hortons, Inc.                                                                       24
       610     Wendy's International, Inc.                                                             20
     1,300     Yum! Brands, Inc.                                                                       75
                                                                                          ---------------
                                                                                                      616
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
     2,950     H&R Block, Inc.                                                                         64
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
     1,900     Office Depot, Inc.*                                                                     63
       690     OfficeMax, Inc.                                                                         36
     6,590     Staples, Inc.                                                                          171
     1,230     Tiffany & Co.                                                                           54
                                                                                          ---------------
                                                                                                      324
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
     1,650     Goodyear Tire & Rubber Co.*                                                             41
                                                                                          ---------------
               Total Consumer Discretionary                                                        10,477
                                                                                          ---------------

               CONSUMER STAPLES (4.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
     5,800     Archer-Daniels-Midland Co.                                                             199
                                                                                          ---------------
               BREWERS (0.2%)
     7,230     Anheuser-Busch Companies, Inc.                                                         355
       490     Molson Coors Brewing Co. "B"                                                            41
                                                                                          ---------------
                                                                                                      396
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
       720     Brown-Forman Corp. "B"                                                                  47
     1,200     Constellation Brands, Inc. "A"*                                                         28
                                                                                          ---------------
                                                                                                       75
                                                                                          ---------------
               DRUG RETAIL (0.3%)
     7,350     CVS Corp.                                                                              231
     9,150     Walgreen Co.                                                                           409
                                                                                          ---------------
                                                                                                      640
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
     5,630     Sysco Corp.                                                                            185
                                                                                          ---------------
               FOOD RETAIL (0.2%)
     6,730     Kroger Co.                                                                             173
     3,950     Safeway, Inc.                                                                          136

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     1,910     SUPERVALU, Inc.                                                              $          71
       120     Whole Foods Market, Inc.                                                                 6
                                                                                          ---------------
                                                                                                      386
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.1%)
     1,380     Clorox Co.                                                                              87
     4,690     Colgate-Palmolive Co.                                                                  316
     4,160     Kimberly-Clark Corp.                                                                   283
    21,790     Procter & Gamble Co.                                                                 1,384
                                                                                          ---------------
                                                                                                    2,070
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.5%)
     2,820     Costco Wholesale Corp.                                                                 158
    15,530     Wal-Mart Stores, Inc.                                                                  750
                                                                                          ---------------
                                                                                                      908
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
     1,700     Campbell Soup Co.                                                                       69
     4,615     ConAgra Foods, Inc.                                                                    116
     1,010     Dean Foods Co.*                                                                         46
     3,220     General Mills, Inc.                                                                    182
     2,925     H.J. Heinz Co.                                                                         134
     1,590     Hershey Co.                                                                             84
     1,580     Kellogg Co.                                                                             79
     1,200     McCormick & Co., Inc.                                                                   46
     6,890     Sara Lee Corp.                                                                         113
     2,300     Tyson Foods, Inc. "A"                                                                   42
     2,000     Wm. Wrigley Jr. Co.                                                                    100
                                                                                          ---------------
                                                                                                    1,011
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
     4,055     Avon Products, Inc.                                                                    149
     1,170     Estee Lauder Companies, Inc. "A"                                                        56
                                                                                          ---------------
                                                                                                      205
                                                                                          ---------------
               SOFT DRINKS (0.8%)
    15,970     Coca-Cola Co.                                                                          745
     2,535     Coca-Cola Enterprises, Inc.                                                             51
       900     Pepsi Bottling Group, Inc.                                                              28
    10,800     PepsiCo, Inc.                                                                          682
                                                                                          ---------------
                                                                                                    1,506
                                                                                          ---------------
               TOBACCO (0.6%)
    12,790     Altria Group, Inc.                                                                   1,078
     1,400     Reynolds American, Inc.                                                                 86
     1,830     UST, Inc.                                                                              106
                                                                                          ---------------
                                                                                                    1,270
                                                                                          ---------------
               Total Consumer Staples                                                               8,851
                                                                                          ---------------

               ENERGY (4.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
     2,410     Peabody Energy Corp.                                                                    97
                                                                                          ---------------

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               INTEGRATED OIL & GAS (3.2%)
    15,600     Chevron Corp.                                                                $       1,070
    10,170     ConocoPhillips                                                                         666
    51,690     Exxon Mobil Corp.                                                                    3,705
     2,470     Hess Corp.                                                                             131
     3,320     Marathon Oil Corp.                                                                     301
     6,750     Occidental Petroleum Corp.                                                             312
                                                                                          ---------------
                                                                                                    6,185
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
     1,390     Ensco International, Inc.                                                               70
     2,740     Nabors Industries Ltd.*                                                                 82
       830     Noble Corp.                                                                             59
       430     Rowan Companies, Inc.                                                                   13
     2,220     Transocean, Inc.*                                                                      170
                                                                                          ---------------
                                                                                                      394
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
     2,677     Baker Hughes, Inc.                                                                     174
     9,170     Halliburton Co.                                                                        283
    10,740     Schlumberger Ltd.                                                                      675
     2,800     Weatherford International Ltd.*                                                        112
                                                                                          ---------------
                                                                                                    1,244
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,200     Anadarko Petroleum Corp.                                                                88
     3,010     Apache Corp.                                                                           206
     4,030     Devon Energy Corp.                                                                     265
     1,280     EOG Resources, Inc.                                                                     87
     3,360     XTO Energy, Inc.                                                                       174
                                                                                          ---------------
                                                                                                      820
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
     4,200     Valero Energy Corp.                                                                    242
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     6,435     El Paso Corp.                                                                           92
       130     Kinder Morgan, Inc.                                                                     14
     5,440     Williams Companies, Inc.                                                               147
                                                                                          ---------------
                                                                                                      253
                                                                                          ---------------
               Total Energy                                                                         9,235
                                                                                          ---------------

               FINANCIALS (10.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     1,525     Ameriprise Financial, Inc.                                                              89
     6,970     Bank of New York Co., Inc.                                                             283
       810     Federated Investors, Inc. "B"                                                           29
       800     Franklin Resources, Inc.                                                                94
     1,880     Janus Capital Group, Inc.                                                               40
     1,180     Legg Mason, Inc.                                                                       121
     3,755     Mellon Financial Corp.                                                                 163
       640     Northern Trust Corp.(g)                                                                 39
     3,030     State Street Corp.                                                                     199

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       200     T. Rowe Price Group, Inc.                                                    $           9
                                                                                          ---------------
                                                                                                    1,066
                                                                                          ---------------
               CONSUMER FINANCE (0.4%)
    10,040     American Express Co.                                                                   571
     3,720     Capital One Financial Corp.                                                            287
                                                                                          ---------------
                                                                                                      858
                                                                                          ---------------
               DIVERSIFIED BANKS (1.1%)
     1,450     Comerica, Inc.                                                                          88
    14,390     U.S. Bancorp                                                                           513
     8,505     Wachovia Corp.                                                                         471
    29,200     Wells Fargo & Co.                                                                    1,013
                                                                                          ---------------
                                                                                                    2,085
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
     2,830     Aon Corp.                                                                              106
     5,020     Marsh & McLennan Companies, Inc.                                                       148
                                                                                          ---------------
                                                                                                      254
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.4%)
     1,070     Bear Stearns Companies, Inc.                                                           163
     9,370     Charles Schwab Corp.                                                                   173
     1,700     E*TRADE Financial Corp.*                                                                39
     3,880     Goldman Sachs Group, Inc.                                                              782
     4,890     Lehman Brothers Holdings, Inc.                                                         358
     5,040     Merrill Lynch & Co., Inc.                                                              422
     9,700     Morgan Stanley                                                                         727
                                                                                          ---------------
                                                                                                    2,664
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.9%)
     2,900     AFLAC, Inc.                                                                            137
     2,619     Lincoln National Corp.                                                                 178
     5,400     MetLife, Inc.                                                                          341
       700     Principal Financial Group, Inc.                                                         43
    10,280     Prudential Financial, Inc.                                                             935
       895     Torchmark Corp.                                                                         57
     3,120     UnumProvident Corp.                                                                     67
                                                                                          ---------------
                                                                                                    1,758
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
    16,165     American International Group, Inc.                                                   1,085
     2,830     Hartford Financial Services Group, Inc.                                                267
                                                                                          ---------------
                                                                                                    1,352
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
    32,900     Bank of America Corp.                                                                1,673
    32,040     Citigroup, Inc.                                                                      1,615
    26,795     JPMorgan Chase & Co.                                                                 1,324
                                                                                          ---------------
                                                                                                    4,612
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.7%)
     2,970     ACE Ltd.                                                                               167
     5,720     Allstate Corp.                                                                         344
       990     Ambac Financial Group, Inc.                                                             87

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     3,750     Chubb Corp.                                                                  $         191
     1,590     Cincinnati Financial Corp.                                                              69
     1,260     MBIA, Inc.                                                                              84
       800     Safeco Corp.                                                                            53
     6,450     Travelers Companies, Inc.                                                              328
     1,650     XL Capital Ltd. "A"                                                                    117
                                                                                          ---------------
                                                                                                    1,440
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
     2,240     Realogy Corp.*                                                                          66
                                                                                          ---------------
               REGIONAL BANKS (0.9%)
     4,400     BB&T Corp.                                                                             187
     1,710     Commerce Bancorp, Inc.                                                                  57
     1,100     Compass Bancshares, Inc.                                                                76
     5,090     Fifth Third Bancorp                                                                    205
     1,130     First Horizon National Corp.                                                            49
     2,170     Huntington Bancshares, Inc.                                                             50
     3,665     KeyCorp                                                                                138
       710     M&T Bank Corp.                                                                          85
     2,330     Marshall & Ilsley Corp.                                                                111
     5,325     National City Corp.                                                                    201
     2,600     PNC Financial Services Group, Inc.                                                     191
       775     Regions Financial Corp.                                                                 28
     3,230     SunTrust Banks, Inc.                                                                   272
     2,960     Synovus Financial Corp.                                                                 96
       995     Zions Bancorp                                                                           85
                                                                                          ---------------
                                                                                                    1,831
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       970     Vornado Realty Trust                                                                   123
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
     2,175     ProLogis                                                                               144
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
     1,070     Apartment Investment and Management Co. "A"                                             63
     1,875     Archstone-Smith Trust                                                                  106
     2,475     Equity Residential Properties Trust                                                    126
                                                                                          ---------------
                                                                                                      295
                                                                                          ---------------
               REITS - RETAIL (0.1%)
     1,650     Simon Property Group, Inc.                                                             186
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
     1,370     Plum Creek Timber Co., Inc.                                                             54
       725     Public Storage, Inc.                                                                    74
                                                                                          ---------------
                                                                                                      128
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
     1,810     CIT Group, Inc.                                                                        102
     2,160     Moody's Corp.                                                                          140
                                                                                          ---------------
                                                                                                      242
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.7%)
     4,970     Countrywide Financial Corp.                                                            190

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     8,890     Fannie Mae                                                                   $         504
     6,320     Freddie Mac                                                                            406
       810     MGIC Investment Corp.                                                                   49
     7,510     Washington Mutual, Inc.                                                                324
                                                                                          ---------------
                                                                                                    1,473
                                                                                          ---------------
               Total Financials                                                                    20,577
                                                                                          ---------------

               HEALTH CARE (6.1%)
               ------------------
               BIOTECHNOLOGY (0.5%)
     5,620     Amgen, Inc.*                                                                           361
     3,080     Biogen Idec, Inc.*                                                                     139
     2,400     Genzyme Corp.*                                                                         148
     4,200     Gilead Sciences, Inc.*                                                                 301
     2,230     MedImmune, Inc.*                                                                        71
                                                                                          ---------------
                                                                                                    1,020
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
     1,510     AmerisourceBergen Corp.                                                                 80
     1,110     Cardinal Health, Inc.                                                                   78
     1,690     McKesson Corp.                                                                          94
     1,270     Patterson Companies, Inc.*                                                              42
                                                                                          ---------------
                                                                                                      294
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
     5,970     Baxter International, Inc.                                                             299
     2,250     Becton, Dickinson & Co.                                                                171
    10,750     Boston Scientific Corp.*                                                               175
       600     C.R. Bard, Inc.                                                                         48
     1,420     Hospira, Inc.*                                                                          54
    10,860     Medtronic, Inc.                                                                        547
     2,220     St. Jude Medical, Inc.*                                                                 88
     2,720     Stryker Corp.                                                                          169
     1,180     Varian Medical Systems, Inc.*                                                           54
     2,230     Zimmer Holdings, Inc.*                                                                 188
                                                                                          ---------------
                                                                                                    1,793
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
     2,190     Health Management Associates, Inc. "A"                                                  44
       770     Manor Care, Inc.                                                                        41
     4,310     Tenet Healthcare Corp.*                                                                 29
                                                                                          ---------------
                                                                                                      114
                                                                                          ---------------
               HEALTH CARE SERVICES (0.4%)
     4,630     Caremark Rx, Inc.                                                                      285
     1,260     Express Scripts, Inc.*                                                                  95
     1,155     Laboratory Corp. of America Holdings*                                                   92
     2,670     MedcoHealth Solutions, Inc.*                                                           181
     1,460     Quest Diagnostics, Inc.                                                                 74
                                                                                          ---------------
                                                                                                      727
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
       520     Bausch & Lomb, Inc.                                                                     27
                                                                                          ---------------

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY (0.0%)
     1,890     IMS Health, Inc.                                                             $          55
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
     1,670     Applera Corp. - Applied Biosystems Group                                                52
       490     Millipore Corp.*                                                                        35
     1,180     PerkinElmer, Inc.                                                                       28
     3,720     Thermo Fisher Scientific, Inc.*                                                        168
       970     Waters Corp.*                                                                           53
                                                                                          ---------------
                                                                                                      336
                                                                                          ---------------
               MANAGED HEALTH CARE (0.7%)
     5,240     Aetna, Inc.                                                                            232
     1,120     CIGNA Corp.                                                                            160
    12,280     UnitedHealth Group, Inc.                                                               641
     4,940     WellPoint, Inc.*                                                                       392
                                                                                          ---------------
                                                                                                    1,425
                                                                                          ---------------
               PHARMACEUTICALS (3.2%)
    13,990     Abbott Laboratories                                                                    764
       420     Allergan, Inc.                                                                          47
       970     Barr Pharmaceuticals, Inc.*                                                             51
    14,970     Bristol-Myers Squibb Co.                                                               395
     7,710     Eli Lilly and Co.                                                                      406
     2,970     Forest Laboratories, Inc.*                                                             154
    17,380     Johnson & Johnson                                                                    1,096
     2,230     King Pharmaceuticals, Inc.*                                                             42
    16,080     Merck & Co., Inc.                                                                      710
    65,870     Pfizer, Inc.                                                                         1,644
    13,520     Schering-Plough Corp.                                                                  317
       970     Watson Pharmaceuticals, Inc.*                                                           26
    12,280     Wyeth                                                                                  601
                                                                                          ---------------
                                                                                                    6,253
                                                                                          ---------------
               Total Health Care                                                                   12,044
                                                                                          ---------------

               INDUSTRIALS (5.1%)
               ------------------
               AEROSPACE & DEFENSE (1.3%)
     6,400     Boeing Co.                                                                             559
     3,600     General Dynamics Corp.                                                                 275
     1,160     Goodrich Corp.                                                                          57
     5,200     Honeywell International, Inc.                                                          241
     1,140     L-3 Communications Holdings, Inc.                                                       99
     3,100     Lockheed Martin Corp.                                                                  302
     3,100     Northrop Grumman Corp.                                                                 223
     4,055     Raytheon Co.                                                                           217
     1,400     Rockwell Collins, Inc.                                                                  92
     8,900     United Technologies Corp.                                                              584
                                                                                          ---------------
                                                                                                    2,649
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.3%)
     2,070     FedEx Corp.                                                                            236
     5,200     United Parcel Service, Inc. "B"                                                        365
                                                                                          ---------------
                                                                                                      601
                                                                                          ---------------

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.1%)
     1,580     American Standard Companies, Inc.                                            $          84
     2,480     Masco Corp.                                                                             74
                                                                                          ---------------
                                                                                                      158
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
     1,309     Idearc, Inc.                                                                            44
     1,980     R.R. Donnelley & Sons Co.                                                               72
                                                                                          ---------------
                                                                                                      116
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.0%)
       305     Fluor Corp.                                                                             26
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     4,175     Caterpillar, Inc.                                                                      269
       445     Cummins, Inc.                                                                           60
     2,110     Deere & Co.                                                                            229
       580     Navistar International Corp.*                                                           23
     2,365     PACCAR, Inc.                                                                           164
                                                                                          ---------------
                                                                                                      745
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
       930     Avis Budget Group, Inc.*                                                                25
     1,240     Cintas Corp.                                                                            50
     1,160     Equifax, Inc.                                                                           45
                                                                                          ---------------
                                                                                                      120
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
       825     Cooper Industries Ltd. "A"                                                              76
     7,310     Emerson Electric Co.                                                                   315
                                                                                          ---------------
                                                                                                      391
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,950     Allied Waste Industries, Inc.*                                                          25
     4,875     Waste Management, Inc.                                                                 166
                                                                                          ---------------
                                                                                                      191
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
     1,170     Monster Worldwide, Inc.*                                                                58
     1,550     Robert Half International, Inc.                                                         61
                                                                                          ---------------
                                                                                                      119
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
     6,790     3M Co.                                                                                 503
    68,950     General Electric Co.                                                                 2,408
       125     Textron, Inc.                                                                           11
    18,300     Tyco International Ltd.                                                                564
                                                                                          ---------------
                                                                                                    3,486
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
     2,075     Danaher Corp.                                                                          149
     1,800     Dover Corp.                                                                             86
     1,335     Eaton Corp.                                                                            108
     1,070     Ingersoll-Rand Co. Ltd. "A"                                                             46
     1,030     ITT Industries, Inc.                                                                    61

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
     1,170     Pall Corp.                                                                   $          41
     1,110     Parker-Hannifin Corp.                                                                   91
                                                                                          ---------------
                                                                                                      582
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
     1,030     Avery Dennison Corp.                                                                    68
       645     Pitney Bowes, Inc.                                                                      31
                                                                                          ---------------
                                                                                                       99
                                                                                          ---------------
               RAILROADS (0.3%)
       790     Burlington Northern Santa Fe Corp.                                                      63
     3,850     CSX Corp.                                                                              145
     3,780     Norfolk Southern Corp.                                                                 179
     1,925     Union Pacific Corp.                                                                    190
                                                                                          ---------------
                                                                                                      577
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
       720     W.W. Grainger, Inc.                                                                     55
                                                                                          ---------------
               TRUCKING (0.0%)
       555     Ryder System, Inc.                                                                      29
                                                                                          ---------------
               Total Industrials                                                                    9,944
                                                                                          ---------------

               INFORMATION TECHNOLOGY (7.4%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
     5,430     Adobe Systems, Inc.*                                                                   213
     2,130     Autodesk, Inc.*                                                                         88
     1,240     Citrix Systems, Inc.*                                                                   40
     3,430     Compuware Corp.*                                                                        31
     3,340     Intuit, Inc.*                                                                           99
     1,070     Parametric Technology Corp.*                                                            20
                                                                                          ---------------
                                                                                                      491
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.3%)
     1,100     ADC Telecommunications, Inc.*                                                           18
     1,400     Andrew Corp.*                                                                           15
       770     CIENA Corp.*                                                                            24
    45,555     Cisco Systems, Inc.*                                                                 1,182
     1,840     Comverse Technology, Inc.*                                                              40
    14,260     Corning, Inc.*                                                                         294
     1,940     JDS Uniphase Corp.*                                                                     32
     5,160     Juniper Networks, Inc.*                                                                 98
    22,310     Motorola, Inc.                                                                         413
    11,120     QUALCOMM, Inc.                                                                         448
     4,030     Tellabs, Inc.*                                                                          42
                                                                                          ---------------
                                                                                                    2,606
                                                                                          ---------------
               COMPUTER HARDWARE (1.8%)
     7,700     Apple, Inc.*                                                                           651
    20,710     Dell, Inc.*                                                                            473
    23,010     Hewlett-Packard Co.                                                                    906
    13,790     International Business Machines Corp.                                                1,283
     1,625     NCR Corp.*                                                                              75

16

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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
    32,080     Sun Microsystems, Inc.*                                                      $         197
                                                                                          ---------------
                                                                                                    3,585
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
    21,270     EMC Corp.*                                                                             297
     1,050     Lexmark International, Inc. "A"*                                                        63
     1,160     Network Appliance, Inc.*                                                                45
     1,440     QLogic Corp.*                                                                           25
                                                                                          ---------------
                                                                                                      430
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     1,080     Affiliated Computer Services, Inc. "A"*                                                 56
     5,200     Automatic Data Processing, Inc.                                                        259
     1,570     Computer Sciences Corp.*                                                                83
     1,250     Convergys Corp.*                                                                        32
     2,540     Electronic Data Systems Corp.                                                           71
     1,480     Fidelity National Information Services, Inc.                                            68
     2,465     First Data Corp.                                                                        63
       300     Fiserv, Inc.*                                                                           16
     3,090     Paychex, Inc.                                                                          126
     1,200     Sabre Holdings Corp. "A"                                                                39
     5,405     Western Union Co.                                                                      117
                                                                                          ---------------
                                                                                                      930
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     3,790     Agilent Technologies, Inc.*                                                            120
       600     Tektronix, Inc.                                                                         17
                                                                                          ---------------
                                                                                                      137
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
     1,680     Jabil Circuit, Inc.                                                                     45
     4,860     Sanmina-SCI Corp.*                                                                      18
                                                                                          ---------------
                                                                                                       63
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
     2,810     Electronic Arts, Inc.*                                                                 142
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
    10,630     eBay, Inc.*                                                                            341
     1,630     Google, Inc. "A"*                                                                      733
     2,230     VeriSign, Inc.*                                                                         56
     9,310     Yahoo!, Inc.*                                                                          287
                                                                                          ---------------
                                                                                                    1,417
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
     3,140     Unisys Corp.*                                                                           27
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
     8,800     Xerox Corp.*                                                                           152
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
    14,070     Applied Materials, Inc.                                                                261
     1,840     KLA-Tencor Corp.                                                                        95
     1,210     Novellus Systems, Inc.*                                                                 39
     1,750     Teradyne, Inc.*                                                                         28

P O R T F O L I O
==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       483     Verigy Ltd.*                                                                 $          12
                                                                                          ---------------
                                                                                                      435
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
     3,300     Altera Corp.*                                                                           70
     3,240     Analog Devices, Inc.                                                                   117
     3,370     Broadcom Corp. "A"*                                                                    115
    52,560     Intel Corp.                                                                          1,043
     2,730     Linear Technology Corp.                                                                 91
     2,920     Maxim Integrated Products, Inc.                                                         96
     2,950     NVIDIA Corp.*                                                                           91
     2,320     Texas Instruments, Inc.                                                                 72
     3,120     Xilinx, Inc.                                                                            80
                                                                                          ---------------
                                                                                                    1,775
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.2%)
     1,865     BMC Software, Inc.*                                                                     57
     4,070     CA, Inc.                                                                               106
    53,855     Microsoft Corp.                                                                      1,517
     2,000     Novell, Inc.*                                                                           13
    36,497     Oracle Corp.*                                                                          600
     9,290     Symantec Corp.*                                                                        159
                                                                                          ---------------
                                                                                                    2,452
                                                                                          ---------------
               Total Information Technology                                                        14,642
                                                                                          ---------------

               MATERIALS (1.5%)
               ----------------
               ALUMINUM (0.1%)
     7,910     Alcoa, Inc.                                                                            264
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
       940     Vulcan Materials Co.                                                                   109
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
       450     Ashland, Inc.                                                                           30
     8,720     Dow Chemical Co.                                                                       382
     2,350     E.I. du Pont de Nemours & Co.                                                          119
       700     Eastman Chemical Co.                                                                    41
     1,160     Hercules, Inc.*                                                                         24
     1,510     PPG Industries, Inc.                                                                   100
                                                                                          ---------------
                                                                                                      696
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
        90     Freeport-McMoRan Copper & Gold, Inc. "B"                                                 5
     1,510     Phelps Dodge Corp.                                                                     189
                                                                                          ---------------
                                                                                                      194
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     4,200     Monsanto Co.                                                                           221
                                                                                          ---------------
               FOREST PRODUCTS (0.1%)
     1,000     Louisiana-Pacific Corp.                                                                 21
     2,230     Weyerhaeuser Co.                                                                       191
                                                                                          ---------------
                                                                                                      212
                                                                                          ---------------

18

P O R T F O L I O
==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               GOLD (0.1%)
     4,110     Newmont Mining Corp.                                                         $         185
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
     1,975     Air Products & Chemicals, Inc.                                                         148
     2,800     Praxair, Inc.                                                                          173
                                                                                          ---------------
                                                                                                      321
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
       970     Ball Corp.                                                                              45
     1,460     Pactiv Corp.*                                                                           47
                                                                                          ---------------
                                                                                                       92
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
       980     Bemis Co., Inc.                                                                         33
       100     Sealed Air Corp.                                                                         6
       980     Temple-Inland, Inc.                                                                     59
                                                                                          ---------------
                                                                                                       98
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
       430     International Paper Co.                                                                 16
     1,650     MeadWestVaco Corp.                                                                      50
                                                                                          ---------------
                                                                                                       66
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
     1,630     Ecolab, Inc.                                                                            69
       960     International Flavors & Fragrances, Inc.                                                45
       830     Rohm & Haas Co.                                                                         44
     1,200     Sigma-Aldrich Corp.                                                                     49
                                                                                          ---------------
                                                                                                      207
                                                                                          ---------------
               STEEL (0.2%)
       750     Allegheny Technologies, Inc.                                                            77
     2,250     Nucor Corp.                                                                            137
     1,000     United States Steel Corp.                                                               88
                                                                                          ---------------
                                                                                                      302
                                                                                          ---------------
               Total Materials                                                                      2,967
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    55,070     AT&T, Inc.                                                                           2,027
     1,230     CenturyTel, Inc.                                                                        55
     2,700     Citizens Communications Co.                                                             41
    11,400     Qwest Communications International, Inc.*                                              101
    26,615     Verizon Communications, Inc.                                                           996
     3,846     Windstream Corp.                                                                        58
                                                                                          ---------------
                                                                                                    3,278
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     3,510     ALLTEL Corp.                                                                           213
    18,120     Sprint Nextel Corp.                                                                    349
                                                                                          ---------------
                                                                                                      562
                                                                                          ---------------
               Total Telecommunication Services                                                     3,840
                                                                                          ---------------


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==================---------------------------------------------------------------------------------------
                        of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
       900     Allegheny Energy, Inc.*                                                      $          43
     3,620     American Electric Power Co., Inc.                                                      162
       170     Edison International                                                                     8
     1,200     Entergy Corp.                                                                          118
     6,175     Exelon Corp.                                                                           407
     3,095     FirstEnergy Corp.                                                                      194
     3,690     FPL Group, Inc.                                                                        218
       920     Pinnacle West Capital Corp.                                                             44
     3,040     PPL Corp.                                                                              116
     5,930     Southern Co.                                                                           212
                                                                                          ---------------
                                                                                                    1,522
                                                                                          ---------------
               GAS UTILITIES (0.1%)
       410     NICOR, Inc.                                                                             19
       790     Questar Corp.                                                                           66
     1,652     Spectra Energy Corp.                                                                    43
                                                                                          ---------------
                                                                                                      128
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     5,200     AES Corp.*                                                                             111
     1,660     Constellation Energy Group, Inc.                                                       130
     1,500     Dynegy, Inc. "A"*                                                                       12
     4,290     TXU Corp.                                                                              284
                                                                                          ---------------
                                                                                                      537
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
     1,650     Ameren Corp.                                                                            86
     2,910     CenterPoint Energy, Inc.                                                                52
     2,040     CMS Energy Corp.                                                                        36
     2,200     Consolidated Edison, Inc.                                                              107
     3,240     Dominion Resources, Inc.                                                               277
     1,630     DTE Energy Co.                                                                          75
    11,524     Duke Energy Corp.                                                                      227
       351     Integrys Energy Group, Inc.                                                             20
     1,750     Keyspan Corp.                                                                           72
     2,540     NiSource, Inc.                                                                          60
     2,200     PG&E Corp.                                                                             102
     1,550     Public Service Enterprise Group, Inc.                                                  116
     1,400     Sempra Energy                                                                           84
     1,900     TECO Energy, Inc.                                                                       32
     2,610     Xcel Energy, Inc.                                                                       62
                                                                                          ---------------
                                                                                                    1,408
                                                                                          ---------------
               Total Utilities                                                                      3,595
                                                                                          ---------------
               Total Blue Chip Stocks (cost: $79,617)                                              96,172
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $178,107)                                       $         201,279
                                                                                          ===============

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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                        to Portfolio of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.


B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $23,234,000 and $62,000, respectively, resulting in net unrealized appreciation of $23,172,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $196,922,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


PORTFOLIO DESCRIPTION ABBREVIATIONS
GO    General Obligation
IDA   Industrial Development Authority/Agency
ISD   Independent School District

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==================--------------------------------------------------------------
                        to Portfolio of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)


MTA   Metropolitan Transportation Authority
PCRB  Pollution Control Revenue Bond
PRE   Prerefunded to a date prior to maturity
RB    Revenue Bond
SFH   Single-Family Housing
USD   Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest  payments are insured by one of the following:
           ACA Financial Guaranty Corp., Ambac Assurance Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security assurance Holdings Ltd., or MBIA Insurance Corp.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At February 28, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.
(d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date.
     During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At February 28, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $5,473,000, all of which were when-issued.

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==================--------------------------------------------------------------
                        to Portfolio of INVESTMENTS
                        (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2007 (UNAUDITED)

(e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.
(f) Rate represents the money market fund annualized seven-day yield at February 28, 2007.
(g)  Northern  Trust Corp.  is the parent of Northern  Trust  Investments,  N.A.
     (NTI) which is the subadviser of the Fund.
* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.